Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2016	December 31, 2015
Furniture and fixtures	$114	$110
Computers and software costs	425	382
Machinery and equipment	478	476
Leasehold improvements	4	4
Total property and equipment	1,021	972
Accumulated depreciation	(661)	(609)
Property and equipment, net	$360	$363

	December 31,	December 31,
	2015	2014

Office equipment and computers	$6,106	$6,106
Furniture and fixtures	2,182	2,182
	8,288	8,288
Accumulated depreciation	(7,977)	(7,665)

	$311	$623